Equity (Details) - Schedule of RSUs and PSUs activity - Restricted and Phantom Share Units [Member]	3 Months Ended
Mar. 31, 2022 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	3,082,798
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 26.36
Number of RSUs and PSUs, Granted | shares	1,377,792
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 22.13
Number of RSUs and PSUs, Vested | shares	(721,316)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 27.3
Number of RSUs and PSUs, Forfeited | shares	(68,830)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 26.87
Number of RSUs and PSUs, Unvested | shares	3,670,444
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 24.58